AMR Class
Supplement Dated October 15, 2009
To the Prospectus dated March 1, 2009
As Supplemented on June 5, 2009
and March 17, 2009
Advisor Class
Supplement Dated October 15, 2009
To the Prospectus dated March 1, 2009
As Supplemented on June 5, 2009
Institutional Class
Supplement Dated October 15, 2009
To the Prospectus dated March 1, 2009
As Supplemented on June 5, 2009, April 14, 2009
and March 17, 2009
Investor Class
Supplement Dated October 15, 2009
To the Prospectus dated March 1, 2009
As Supplemented on June 5, 2009, April 14, 2009
and March 31, 2009
Retirement Class
Supplement Dated October 15, 2009
To the Prospectus dated May 1, 2009
As Supplemented on June 5, 2009
Y Class
Supplement Dated October 15, 2009
To the Prospectus dated August 3, 2009

Institutional Class
In the section titled “Purchase and Redemption of Shares,” subsection “Eligibility,” the first sentence is replaced with the following:
Institutional Class shares are offered without a sales charge to investors who make an initial investment of at least $250,000, including:
In the section titled “Purchase and Redemption of Shares,” subsection “Eligibility,” the seventh bullet is replaced with the following:
•	other investors who make an initial investment of $250,000.
In the section titled “Purchase and Redemption of Shares,” subsection “General Policies,” the dollar amount in the first paragraph is changed from $100,000 to $75,000.
Y Class
In the section titled “Purchase and Redemption of Shares,” subsection “Eligibility,” the first sentence is replaced with the following:
Y Class shares are offered without a sales charge to investors who make an initial investment of at least $100,000, including:
In the section titled “Purchase and Redemption of Shares,” subsection “Eligibility,” the seventh bullet is replaced with the following:
•	other investors who make an initial investment of $100,000.
In the section titled “Purchase and Redemption of Shares,” subsection “General Policies,” the dollar amount in the first paragraph is changed from $100,000 to $25,000.

AMR, Institutional and Investor Classes
In the seventh paragraph under the section titled “The Manager,” Mr. Crumpler’s title is Vice President, Asset Management, Ms. Posada’s and Mr. Brown’s titles are Senior Portfolio Manager, Asset Management, and Ms. Thatcher’s title is Portfolio Manager, Asset Management.
Advisor and Retirement Classes
In the seventh paragraph under the section titled “The Manager,” Mr. Crumpler’s title is Vice President, Asset Management, and Ms. Posada’s and Mr. Brown’s titles are Senior Portfolio Manager, Asset Management.
Investor Class
In the section titled “Additional Information,” subsection “Financial Highlights,” the parentheses are removed from Balanced Fund, Net Asset Value for the year ended 2007.
* * *
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE PROSPECTUSES FOR FUTURE REFERENCE
00069476

AMR Class                     Advisor Class
Institutional Class          Investor Class
Supplement Dated October 15, 2009
To the Statement of Additional Information
Dated March 1, 2009 As Supplemented on June 12, 2009 and March 17, 2009
Retirement Class
Supplement Dated October 15, 2009
To the Statement of Additional Information
Dated May 1, 2009 As Supplemented on June 5, 2009
Y Class
Supplement Dated October 15, 2009
To the Statement of Additional Information
Dated August 3, 2009

In the section titled “Other Service Providers,” Boston Financial Data Services’ address is changed to 330 W. 9th Street, Kansas City, Missouri and Ernst & Young LLP’s address is changed to Suite 2000, 2323 Victory Avenue, Dallas, Texas.
In the section titled “Portfolio Managers,” the following is added under Hotchkis and Wiley Capital Management, LLC.

	Number of Other Accounts Managed			Number of Accounts and Assets for Which Advisory Fee is
Name of	and Assets by Account Type			Performance-Based
Investment Advisor	Registered	Other Pooled		Registered	Other Pooled
and Portfolio	Investment	Investment		Investment	Investment
Manager	Companies	Vehicles	Other accounts	Companies	Vehicles	Other accounts
Scott McBride	12 ($5.8 bil)	3 ($177 mil)	108 ($5.8 bil)	1 ($1.4 bil)	N/A	5 ($217 mil)
In the section titled “Portfolio Managers,” subsection “Ownership of Funds,” the following is added under Hotchkis and Wiley Capital Management, LLC.

Name of Investment Advisor and
Portfolio Manager	Balanced Fund	Large Cap Value Fund	Small Cap Value Fund
Hotchkis and Wiley Capital Management, LLC
Scott McBride	None	None	N/A
AMR, Advisor, Institutional, Investor and Retirement Classes
In the section titled “Trustees and Officers of the Trust,” Mr. Crumpler’s title in the first sentence under Principal Occupation(s) During Past 5 Years is changed to Vice President, Asset Management, American Beacon Advisors. Inc.
AMR, Advisor, Institutional and Investor Classes
In the section titled “Portfolio Securities Transactions,” the last sentence of the first paragraph is replaced as follows:
Brokerage and research services obtained with Fund or Portfolio commissions might be used by the Manager, SSgA FM, Blackrock and/or the sub-advisors, as applicable, to benefit their other accounts under management.